UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one): [ ] is a restatement
					   [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name: Jacobs and Company
Address: 595 Market Street
	   Suite 1140
         San Francisco, CA 94105

13F File Number: 28-6710

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correctly and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:  Thomas Newmeyer
Title: Partner
Phone: 415-777-1617
Signature, place, and date of signing:

	Thomas Newmeyer  San Francisco, CA    April 16, 2010

Report type (check only one):

[X]	13F Holding Report
[ ] 	13F Notice
[ ] 	13F Combination Report

List of other managers reporting for this manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

Form 13F SUMMARY PAGE

Report Summary:

Number of other included managers:    none

Form 13F information table entry total: 80

Form 13F information table value total: $149,951,000

                                                 Form 13F Information T
                                                 Value         Shares  SH/ InvstOther  Voting  Authority
Name of Issuer          Title of Class  CUSIP       (x$1,000)    Prn Amt  PRN DscreManager  (a)Sole (b) (c) None


3M                             COM      604059 10 5    3,922       46,937 SH   SOLE              0   0   46,937
Abbott Labs                    COM      002824 10 0    2,462       46,747 SH   SOLE              0   0   46,747
Adobe Sys Inc	             COM      00724F 10 1      970       27,425 SH   SOLE              0   0   27,425
Amgen Inc.                     COM      031162 10 0    1,929       32,240 SH   SOLE              0   0   32,240
Anadarko Petroleum             COM      032511 10 7    1,047       14,380 SH   SOLE              0   0   14,380
Apple Computer                 COM      037833 10 0      392        1,670 SH   SOLE              0   0    1,670
AT&T Corp                  COM NEW      00206R 10 2    2,990      115,733 SH   SOLE              0   0  115,733
Auto Data Processing In        COM      053015 10 3    1,928       43,370 SH   SOLE              0   0   43.370
Bank of America Corporation    COM      060505 10 4      661       37,076 SH   SOLE              0   0   37,076
Baxter Intl Inc                COM      071813 10 9    3,219       55,326 SH   SOLE              0   0   55,326
Becton Dickinson & Co          COM      075887 10 9    2,788	 35,413 SH   SOLE              0   0   35,413
Berkshire Hathaway Inc Del    CL B      084670 20 7    1,416       17,433 SH   SOLE              0   0   17,433
Boeing Co                      COM      097023 10 5    2,660       36,636 SH   SOLE              0   0   36,636
BP PLC               SPONSORED ADR      110889 40 9    3,301       57,852 SH   SOLE              0   0   57,852
Chevron Corp New               COM      166764 10 0    4,128       54,443 SH   SOLE              0   0   54,443
Cisco Sys Inc                  COM      17275R 10 2    3,578      137,490 SH   SOLE              0   0  137,490
Citigroup Inc              COM      172967 10 1       69       17,241 SH   SOLE              0   0   17,241
Coca Cola Co                   COM      191216 10 0    2,153       39,160 SH   SOLE              0   0   39,160
ConocoPhillips                 COM      20825C 10 4    1,468       28,700 SH   SOLE              0   0   28,700
Corning Inc                    COM      219350 10 5    1,940       96,024 SH   SOLE              0   0   96,024
Costco Whsl Corp New           COM      22160Q 10 2    2,406       40,295 SH   SOLE              0   0   40,295
Disney Walt Co.                COM      254687 10 6    2,035       58,300 SH   SOLE              0   0   58,300
Dr Pepper Snapple Group        COM      26138E 10 9      657       18,684 SH   SOLE              0   0   18,684
EMC Corp Mass                  COM      268648 10 2    1,624       90,060 SH   SOLE              0   0   90,060
Ebay Inc                       COM      278642 10 3      897       33,275 SH   SOLE              0   0   33,275
Electronic Arts Inc            COM      285512 10 9      431       23,100 SH   SOLE              0   0   23,100
Emerson Elec Co                COM      291011 10 4    2,430       48,273 SH   SOLE              0   0   48,273
Exxon Mobil Corp               COM      30231G 10 2    3,900       58,230 SH   SOLE              0   0   58,230
Frontier Communications        COM      35906A 10 8      511       68,715 SH   SOLE              0   0   68,715
General Electric Co            COM      369604 10 3    2,275      125,027 SH   SOLE              0   0  125,027
Gilead Sciences Inc.           COM      375558 10 3      723       15,915 SH   SOLE              0   0   15,915
Google Inc.                  CL  A      38259P 50 8    2,370        4,180 SH   SOLE              0   0    4,180
Hewlett-Packard Co             COM      428236 10 3    4,154       78,169 SH   SOLE              0   0   78,169
Home Depot Inc                 COM      437076 10 2    1,586       49,036 SH   SOLE              0   0   49,036
Honeywell Int'l.               COM      438516 10 6      737       16,300 SH   SOLE              0   0   16,300
Hubbell Inc                  CL  A      443510 10 2    1,025       21,125 SH   SOLE              0   0   21,125
Hubbell Inc                  CL  B      443510 20 1      891       17,674 SH   SOLE              0   0   17,674
Hutton Tele Trust              COM      447900 10 1       57       24,000 SH   SOLE              0   0   24,000
Icoa Inc.                      COM      449292 20 0        0       50,000 SH   SOLE              0   0   50,000
Intel Corp                     COM      458140 10 0    5,295      237,562 SH   SOLE              0   0  237,562
Intl Business Machs            COM      459200 10 1    6,539       50,987 SH   SOLE              0   0   50,987
Intl Game Technolog            COM      459902 10 2      610       33,100 SH   SOLE              0   0   33,100
Intuit Inc.	                   COM	    461202 10 3      700       20,400 SH   SOLE              0   0   20,400
Johnson & Johnson              COM      478160 10 4    4,239       65,018 SH   SOLE              0   0   65,018
Lilly Eli & Co.                COM      532457 10 8    1,928       53,233 SH   SOLE              0   0   53,233
Masco Corp                     COM      574599 10 6      501       32,316 SH   SOLE              0   0   32,316
Mc Cormick & Co Inc    COM NON VTG      579780 20 6    2,306       60,132 SH   SOLE              0   0   60,132
Medtronic Inc                  COM      585055 10 6    1,452       32,256 SH   SOLE              0   0   32,256
Merck & Co Inc                 COM      589331 10 7      794       21,274 SH   SOLE              0   0   21,274
Microsoft Corp                 COM      594918 10 4    3,310      113,043 SH   SOLE              0   0  113,043
Motorola Inc                   COM      620076 10 9      251       35,805 SH   SOLE              0   0   35,805
Mueller Water Products        CL A      624758 10 8      207       43,347 SH   SOLE              0   0   43,347
New York Times Co             CL A      650111 10 7      130       11,752 SH   SOLE              0   0   11,752
Nike Inc.                     CL B      654106 10 3    1,973       26,850 SH   SOLE              0   0   26,850
Oracle Corp		             COM      68389X 10 5    1,131       44,023 SH   SOLE              0   0   44,023
Pentair Inc.                   COM      709631 10 5    1,484       41,685 SH   SOLE              0   0   41,685
Pepsico Inc                    COM      713448 10 8    5,154       77,907 SH   SOLE              0   0   77,907
Pfizer Inc                     COM      717081 10 3    3,879      226,225 SH   SOLE              0   0  226,225
Procter & Gamble Co            COM      742718 10 9    4,293       67,864 SH   SOLE              0   0   67,864
Research In Motion             COM      760975 10 2      814       11,010 SH   SOLE              0   0   11,010
Royal Dutch Shell PLC  SPONS ADR A      780259 20 6      349        6,040 SH   SOLE              0   0    6,040
Safeway Inc.                   COM      786514 20 8      707       28,475 SH   SOLE              0   0   28,475
Schlumberger Ltd               COM      806857 10 8    4,380       69,031 SH   SOLE              0   0   69,031
Snap On Inc                    COM      833034 10 1      979       22,610 SH   SOLE              0   0   22,610
Spectra Energy Corp            COM      847560 10 9    1,018       45,210 SH   SOLE              0   0   45,210
Starbucks Corp                 COM      855244 10 9    1,521       62,675 SH   SOLE              0   0   62,675
Sysco Corp                     COM      871829 10 7    2,204       74,734 SH   SOLE              0   0   74,734
Target Corp                    COM      87612e 10 6    2,925       55,621 SH   SOLE              0   0   55,621
Time Warner Inc                COM      887317 10 5      391       12,527 SH   SOLE              0   0   12,527
Union Pac Corp                 COM      907818 10 8    1,418       19,350 SH   SOLE              0   0   19,350
United Natural Foods Inc       COM      911163 10 3      239        8,500 SH   SOLE              0   0    8,500
United Parcel Service Inc      COM      911312 10 6    2,945       45,725 SH 	 SOLE              0   0   45,725
Verizon Communications         COM      92343v 10 4    2,090       67,390 SH   SOLE              0   0   67,390
Visa Inc                      CL A      92826C 83 9    1,539       16,910 SH   SOLE              0   0   16,910
Vodafone Group PLC   SPONSORED ADR      92857W 10 0    1,158       49,701 SH   SOLE              0   0   49,701
Wal Mart Stores Inc            COM      931142 10 3    1,380       24,825 SH   SOLE              0   0   24,825
Walgreen Co.                   COM      931422 10 9    2,545       68,620 SH   SOLE              0   0   68,620
Watts Water Tech Inc.         CL A      942749 10 2    1,084       34,910 SH   SOLE              0   0   34,910
Yahoo Inc                      COM      984332 10 6      841       50,900 SH   SOLE              0   0   50,900
Zimmer Hldgs Inc               COM      98956P 10 2    1,518       25,650 SH   SOLE              0   0   25,650
